UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23383

LORD ABBETT CREDIT OPPORTUNITIES FUND

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804
(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.
Vice President and Assistant Secretary
30 Hudson Street, Jersey City, New Jersey 07302-4804
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2025

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the reporting period ended June 30, 2025, originally filed with the Securities and Exchange Commission on September 3, 2025 (Accession Number 0000930413-25-002875). The sole purpose of this amendment is to correct the percentage of outstanding shares repurchased as of the July 22, 2025 repurchase request deadline in the Notes to Financial Statements (unaudited)–Section 12: Repurchase Offers.

Except as set forth above, this amendment does not amend, update or change any other information or disclosures found in the original Form N-CSR filing, and this amendment does not reflect any events occurring after the original Form N-CSR filing.

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Credit Opportunities Fund

For the six-month period ended June 30, 2025

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Holdings Presented by Asset Allocation

3	Schedule of Investments

17	Statement of Assets and Liabilities

18	Statement of Operations

19	Statements of Changes in Net Assets

20	Financial Highlights

22	Notes to Financial Statements

40	Supplemental Information to Shareholders

Lord Abbett Credit Opportunities Fund
Semiannual Report

For the six-month period ended June 30, 2025

From left to right: John Shaffer, Independent Trustee and Chair of the Lord Abbett Alternatives Funds and Steven F. Rocco, Interested Trustee, President and Chief Executive Officer of the Lord Abbett Alternatives Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Credit Opportunities Fund for the six-month period ended June 30, 2025. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in the Lord Abbett Family of Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Steven F. Rocco
Trustee, President and Chief Executive Officer

Portfolio Holdings Presented by Asset Allocation

June 30, 2025

Holdings by Asset Allocation	%*
Asset-Backed Securities	27.93%
Commercial Paper	10.02%
Common Stocks	0.01%
Convertible Bonds	0.68%
Corporate Bonds	44.24%
Floating Rate Loans	8.10%
Investments in Underlying Funds	4.75%
Non-Agency Commercial Mortgage-Backed Securities	0.00%
Preferred Stocks	0.03%
Warrants	0.00%
Repurchase Agreements	4.24%
Total	100.00%

*	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
LONG-TERM INVESTMENTS 86.83%

ASSET-BACKED SECURITIES 28.20%

Automobiles 9.89%
Ally Auto Receivables Trust Series 2024-1 Class CERT†	Zero Coupon		2/16/2032	$30,890		$10,190,873
CAL Receivables LLC Series 2022-1 Class B†	8.654% (30 day USD SOFR Average + 4.35%	)#	10/15/2026	15,734,136		15,709,023
Carvana Auto Receivables Trust Series 2021-N1 Class R†	Zero Coupon		1/10/2028	10,000	(a)	949,312
Exeter Automobile Receivables Trust Series 2021-1A Class R	Zero Coupon		2/15/2033	16,020		7,499,191
Exeter Automobile Receivables Trust Series 2021-2A Class R	Zero Coupon		7/15/2033	11,036		5,326,100
Exeter Automobile Receivables Trust Series 2021-4A Class R†	Zero Coupon		12/15/2033	28,050	(a)	1,569,936	(b)
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%		9/16/2030	14,258,000		16,158,821
Exeter Automobile Receivables Trust Series 2023-2A Class E†	9.75%		11/15/2030	27,309,000		29,549,354
Exeter Automobile Receivables Trust Series 2024-2A Class E†	7.98%		10/15/2031	19,000,000		20,093,885
Exeter Automobile Receivables Trust Series 2024-3A Class E†	7.84%		10/15/2031	7,500,000		7,823,983
Exeter Automobile Receivables Trust Series 2024-5A Class E†	7.22%		5/17/2032	7,686,000		7,858,309
Flagship Credit Auto Trust Series 2020-4 Class R†	Zero Coupon		7/17/2028	17,826	(a)	886,488	(b)
Flagship Credit Auto Trust Series 2023-2 Class E†	10.89%		7/15/2030	10,190,000		10,377,005
GLS Auto Receivables Issuer Trust Series 2023-3A Class E†	9.27%		8/15/2030	9,950,000		10,742,888
GLS Auto Receivables Issuer Trust Series 2023-4A Class E†	9.72%		8/15/2030	10,980,000		12,046,971
GLS Auto Receivables Issuer Trust Series 2024-2A Class E†	7.98%		5/15/2031	8,250,000		8,619,720
PenFed Auto Receivables Owner Trust Series 2022-A Class R1†	Zero Coupon		6/17/2030	30,000		2,629,578
Santander Bank Auto Credit-Linked Notes Series 2022-A Class E†	12.662%		5/15/2032	18,552,015		19,052,576
Santander Bank Auto Credit-Linked Notes Series 2022-B Class G†	14.552%		8/16/2032	19,750,000		20,487,398
Santander Bank Auto Credit-Linked Notes Series 2022-C Class E†	11.366%		12/15/2032	150,389		150,974

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%		12/15/2032	$32,000,000	$33,319,187
SBNA Auto Receivables Trust Series 2024-A Class E†	8.00%		4/15/2032	5,860,000	6,174,843
USB Auto Owner Trust Series 2025-1A Class R†	Zero Coupon		12/15/2032	20,000	6,706,457
VStrong Auto Receivables Trust Series 2024-A Class E†	10.12%		7/15/2031	33,915,000	36,420,420
Total					290,343,292

Credit Card 0.26%
Perimeter Master Note Business Trust Series 2025-1A Class D†	12.80%		12/16/2030	7,750,000	7,769,573	(b)

Other 18.02%
37 Capital CLO 4 Ltd. Series 2023-2A Class ER†	9.606% (3 mo. USD Term SOFR + 5.35%	)#	4/15/2035	8,600,000	8,589,164
720 East CLO Ltd. Series 2022-1A Class ER†	10.17% (3 mo. USD Term SOFR + 5.90%	)#	1/20/2038	7,950,000	7,844,050
720 East CLO Ltd. Series 2023-2A Class E†	12.826% (3 mo. USD Term SOFR + 8.57%	)#	10/15/2036	10,000,000	10,165,040
720 East CLO Ltd. Series 2023-IA Class ER†	11.59% (3 mo. USD Term SOFR + 7.31%	)#	4/15/2038	2,000,000	2,067,820
Affirm Asset Securitization Trust Series 2024-X1 Class CERT†	99.99%		5/15/2029	181,864	3,187,452	(b)
Affirm Asset Securitization Trust Series 2024-X2 Class CERT†	100.00%		12/17/2029	87,124	4,131,936
Affirm Asset Securitization Trust Series 2025-X1 Class CERT†	0.01%		4/15/2030	50,502	5,086,616
AGL CLO 26 Ltd. Series 2023-26A Class E†	12.52% (3 mo. USD Term SOFR + 8.25%	)#	10/21/2036	4,160,000	4,180,380
AGL CLO 30 Ltd. Series 2024-30RA Class E†	11.02% (3 mo. USD Term SOFR + 6.75%	)#	4/21/2037	13,610,000	13,817,185
AMMC CLO 23 Ltd. Series 2020-23A Class ER3†(c)	Zero Coupon	(d)	7/17/2038	7,250,000	7,286,250
AMMC CLO 30 Ltd. Series 2024-30A Class E†	11.986% (3 mo. USD Term SOFR + 7.73%	)#	1/15/2037	8,250,000	8,386,166
AMMC CLO 31 Ltd. Series 2025-31A Class E†	9.738% (3 mo. USD Term SOFR + 5.45%	)#	2/20/2038	8,850,000	8,902,640
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	10.032% (3 mo. USD Term SOFR + 5.75%	)#	7/25/2037	4,550,000	4,598,530
ARES LV CLO Ltd. Series 2020-55A Class ER2†	10.756% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	7,750,000	7,851,184

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
ARES LXXIV CLO Ltd. Series 2024-74A Class E†	10.256% (3 mo. USD Term SOFR + 6.00%	)#	10/15/2036		$8,500,000	$8,537,850
Avant Loans Funding Trust Series 2021-REV1 Class E†	6.41%		7/15/2030		3,931,000	3,913,640
Bain Capital Credit CLO Ltd. Series 2024-4A Class E†	10.279% (3 mo. USD Term SOFR + 6.00%	)#	10/23/2037		8,950,000	9,130,083
Bain Capital Credit CLO Ltd. Series 2024-5A Class E†	10.42% (3 mo. USD Term SOFR + 6.15%	)#	10/21/2037		4,500,000	4,593,816
Ballyrock CLO 20 Ltd. Series 2022-20A Class DR2†	10.456% (3 mo. USD Term SOFR + 6.20%	)#	10/15/2036		5,370,000	5,331,562
Ballyrock CLO 24 Ltd. Series 2023-24A Class SUB†	Zero Coupon	#(e)	7/15/2038		11,250,000	9,247,297
Ballyrock CLO 26 Ltd. Series 2024-26A Class SUB†	Zero Coupon	#(e)	7/25/2037		8,100,000	5,469,233
Barrow Hanley CLO I Ltd. Series 2023-1A Class ER†	9.52% (3 mo. USD Term SOFR + 5.25%	)#	1/20/2038		7,250,000	7,243,047
Bridge Street CLO Ltd. Series 2025-1A Class E†	9.609% (3 mo. USD Term SOFR + 5.35%	)#	4/20/2038		3,500,000	3,480,253
Bryant Park Funding Ltd. Series 2025-26A Class E†	9.625% (3 mo. USD Term SOFR + 5.35%	)#	4/20/2038		10,000,000	10,055,050
Cedar Funding XVIII CLO Ltd. Series 2024-18A Class D†	8.179% (3 mo. USD Term SOFR + 3.90%	)#	4/23/2037		13,500,000	13,653,090
CIFC Funding Ltd. Series 2023-2A Class E†	12.24% (3 mo. USD Term SOFR + 7.97%	)#	1/21/2037		5,400,000	5,514,696
CIFC Funding Ltd. Series 2024-1A Class D†	7.97% (3 mo. USD Term SOFR + 3.70%	)#	4/18/2037		6,750,000	6,818,546
CTM CLO Ltd. Series 2025-1A Class D1†(c)	Zero Coupon	(d)	7/15/2038		13,610,000	13,661,037
Dryden 115 CLO Ltd. Series 2024-115A Class E†	11.37% (3 mo. USD Term SOFR + 7.10%	)#	4/18/2037		9,570,000	9,761,524
Dryden 94 CLO Ltd. Series 2022-94A Class ER†	12.356% (3 mo. USD Term SOFR + 8.10%	)#	10/15/2037		10,000,000	10,388,640
Elmwood CLO 20 Ltd. Series 2022-7A Class SUB†	Zero Coupon	#(e)	1/17/2037		25,290,000	11,352,428
Empower CLO Ltd. Series 2024-2A Class E†	10.306% (3 mo. USD Term SOFR + 6.05%	)#	7/15/2037		9,540,000	9,618,104
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	11,070,000	8,095,598

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Generate CLO 13 Ltd. Series 2023-13A Class D1†	9.272% (3 mo. USD Term SOFR + 5.00%	)#	1/20/2037	$7,000,000		$7,091,917
Generate CLO 13 Ltd. Series 2023-13A Class E†	12.312% (3 mo. USD Term SOFR + 8.04%	)#	1/20/2037	7,000,000		7,093,548
Generate CLO 16 Ltd. Series 2024-16A Class E†	10.42% (3 mo. USD Term SOFR + 6.15%	)#	7/20/2037	7,375,000		7,411,595
Generate CLO 20 Ltd. Series 2024-20A Class E†	9.639% (3 mo. USD Term SOFR + 5.35%	)#	1/25/2038	9,980,000		10,017,405
Generate CLO 3 Ltd. Series 3A Class E2R†	12.10% (3 mo. USD Term SOFR + 7.83%	)#	10/20/2036	1,170,000		1,173,234
Harmony-Peace Park CLO Ltd. Series 2024-1A Class D1†	7.27% (3 mo. USD Term SOFR + 3.00%	)#	10/20/2037	9,000,000		9,030,348
HINNT LLC Series 2024-A Class D†	7.00%		3/15/2043	2,196,085		2,171,284
ICG U.S. CLO Ltd. Series 2024-R1A Class D1†	7.932% (3 mo. USD Term SOFR + 3.65%	)#	1/25/2038	10,440,000		10,537,687
Invesco U.S. CLO Ltd. Series 2025-1A Class E†	10.281% (3 mo. USD Term SOFR + 6.00%	)#	7/15/2038	5,500,000		5,535,085
KKR CLO 47 Ltd. Series 2024-47A Class E†	10.827% (3 mo. USD Term SOFR + 6.50%	)#	1/15/2038	10,330,000		10,581,091
KKR CLO 59 Ltd. Series 2024-56A Class E†	10.756% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	14,750,000		14,978,964
Lending Funding Trust Series 2020-2A Class D†	6.77%		4/21/2031	4,885,000		4,806,727
Madison Park Funding XLVII Ltd. Series 2020-47A Class DR†	8.17% (3 mo. USD Term SOFR + 3.90%	)#	4/19/2037	12,500,000		12,624,825
New Mountain CLO 5 Ltd. Series CLO-5A Class SUB†	Zero Coupon	#(e)	4/20/2036	16,450,000	(a)	11,509,900
NGC CLO 2 Ltd. Series 2025-2A Class D1†	7.824% (3 mo. USD Term SOFR + 3.55%	)#	4/20/2038	10,000,000		10,079,530
OCP CLO Ltd. Series 2023-26A Class SUB†	Zero Coupon	#(e)	4/17/2037	22,000,000		20,089,278
Orion CLO Ltd. Series 2025-5A Class E†(c)	Zero Coupon	(d)	7/20/2038	3,000,000		3,019,137	(b)
Pagaya AI Debt Selection Trust Series 2020-1 Class CERT†(f)	Zero Coupon	#(e)	7/15/2027	2,000,000	(a)	12,806	(b)
Pagaya AI Debt Selection Trust Series 2021-1 Class CERT†(f)	Zero Coupon	#(e)	11/15/2027	2,153,846	(a)	3,029
Rad CLO 20 Ltd. Series 2023-20A Class D†	9.272% (3 mo. USD Term SOFR + 5.00%	)#	7/20/2036	6,500,000		6,500,325
Rad CLO 20 Ltd. Series 2023-20A Class DR†(c)	Zero Coupon	(d)	7/20/2040	7,050,000		7,076,438
Rad CLO 20 Ltd. Series 2023-20A Class E†	12.352% (3 mo. USD Term SOFR + 8.08%	)#	7/20/2036	11,250,000		11,250,562

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Rad CLO 22 Ltd. Series 2023-22A Class SUB†	Zero Coupon	#(e)	1/20/2037	$18,914,000	$11,410,249
Rad CLO 23 Ltd. Series 2024-23A Class E†	11.02% (3 mo. USD Term SOFR + 6.75%	)#	4/20/2037	4,900,000	4,913,333
Rockford Tower CLO Ltd. Series 2025-1A Class E†	9.857% (3 mo. USD Term SOFR + 5.60%	)#	3/31/2038	7,430,000	7,329,153
SCF Equipment Leasing LLC Series 2022-2A Class F1†	6.50%		6/20/2035	42,622,000	42,331,621
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	941,227	943,145
Silver Point CLO 1 Ltd. Series 2022-1A Class ER†	9.52% (3 mo. USD Term SOFR + 5.25%	)#	1/20/2038	2,725,000	2,697,306
Silver Point CLO 9 Ltd. Series 2025-9A Class E†	11.188% (3 mo. USD Term SOFR + 6.90%	)#	3/31/2038	8,000,000	8,135,224
Sycamore Tree CLO Ltd. Series 2023-3A Class D1R†	8.52% (3 mo. USD Term SOFR + 4.25%	)#	4/20/2037	9,750,000	9,830,369
Trinitas CLO XXVI Ltd. Series 2023-26A Class DR†	7.994% (3 mo. USD Term SOFR + 3.70%	)#	7/20/2038	7,500,000	7,508,010
Trinitas CLO XXVI Ltd. Series 2023-26A Class ER†	11.044% (3 mo. USD Term SOFR + 6.75%	)#	7/20/2038	9,250,000	9,284,123
Total					528,937,155

Student Loan 0.03%
Laurel Road Prime Student Loan Trust Series 2019-A Class R†	Zero Coupon		10/25/2048	2,177,873	758,398
Total Asset-Backed Securities (cost $867,637,286)					827,808,418

				Shares

COMMON STOCKS 0.01%

Real Estate Management & Development 0.01%
Sunac China Holdings Ltd.*(g)				1,117,897	204,456

Transportation Infrastructure 0.00%
ACBL Holdings Corp.*				2,785	137,857
Total Common Stocks (cost $437,350)					342,313

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
CONVERTIBLE BONDS 0.69%

Commercial Services 0.14%
Affirm Holdings, Inc.†	0.75%		12/15/2029			$3,878,000	$4,108,741

Equity Real Estate 0.08%
Sunac China Holdings Ltd. (China)†(h)(i)	Zero Coupon		9/30/2028			18,058,440	2,257,305

Media 0.20%
AMC Networks, Inc.	4.25%		2/15/2029			6,797,000	5,743,465

Oil & Gas 0.27%
Nabors Industries, Inc.	1.75%		6/15/2029			14,000,000	8,085,000
Total Convertible Bonds (cost $34,329,569)							20,194,511

CORPORATE BONDS 44.68%

Airlines 1.00%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(i)	6.375%		2/1/2030			31,277,000	29,353,617

Building Materials 2.97%
ACProducts Holdings, Inc.†	6.375%		5/15/2029			70,921,000	32,764,855
Cornerstone Building Brands, Inc.†	6.125%		1/15/2029			59,307,000	43,058,697
PCF GmbH	4.75%		4/15/2029		EUR	11,608,000	11,380,861
Total							87,204,413

Chemicals 2.75%
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029			$17,575,901	8,084,915
ASP Unifrax Holdings, Inc.†	11.175%		9/30/2029			33,785,368	30,983,301
Herens Midco SARL	5.25%		5/15/2029		EUR	47,965,000	41,644,069
Total							80,712,285

Commercial Services 1.46%
EquipmentShare.com, Inc.†	8.625%		5/15/2032			$2,346,000	2,496,003
EquipmentShare.com, Inc.†	9.00%		5/15/2028			38,112,000	40,310,300
Total							42,806,303

Diversified Financial Services 1.32%
Osaic Holdings, Inc.†	10.75%		8/1/2027			10,611,000	10,643,247
SCF Preferred Equity LLC†	7.50% (5 yr. CMT + 6.73%	)#	–	(j)		29,000,000	28,202,500
Total							38,845,747

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Media 4.00%
AMC Networks, Inc.	4.25%	2/15/2029		$10,223,000	$8,199,510
CSC Holdings LLC†	4.625%	12/1/2030		71,340,000	33,239,866
Gray Media, Inc.†	5.375%	11/15/2031		51,556,000	38,702,895
Scripps Escrow II, Inc.†	5.375%	1/15/2031		53,609,000	37,167,656
Total					117,309,927

Mining 0.78%
Compass Minerals International, Inc.†	8.00%	7/1/2030		22,206,000	22,959,343

Oil & Gas 20.89%
Baytex Energy Corp. (Canada)†(i)	7.375%	3/15/2032		62,884,000	60,098,805
Borr IHC Ltd./Borr Finance LLC†	10.375%	11/15/2030		8,344,660	7,387,319
Crescent Energy Finance LLC†	7.375%	1/15/2033		29,919,000	28,626,068
Crescent Energy Finance LLC†	7.625%	4/1/2032		20,853,000	20,378,390
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%	2/15/2035		20,992,000	20,546,575
Kosmos Energy Ltd.†	7.50%	3/1/2028		14,936,000	12,303,301
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029		56,776,000	55,826,189
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031		63,016,000	61,342,301
Nabors Industries Ltd.†	7.50%	1/15/2028		33,982,000	30,339,809
Nabors Industries, Inc.†	8.875%	8/15/2031		20,384,000	15,157,501
Saturn Oil & Gas, Inc. (Canada)†(i)	9.625%	6/15/2029		63,534,000	63,189,596
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(i)	9.625%	4/15/2029		65,824,000	52,786,043
Transocean, Inc.	6.80%	3/15/2038		28,154,000	19,821,745
Transocean, Inc.	7.50%	4/15/2031		60,996,000	49,686,616
Valaris Ltd.†	8.375%	4/30/2030		5,016,000	5,150,248
Vermilion Energy, Inc. (Canada)†(i)	7.25%	2/15/2033		43,057,000	40,444,189
Vital Energy, Inc.†	7.875%	4/15/2032		81,766,000	69,974,991
Total					613,059,686

Oil & Gas Services 0.64%
Nine Energy Service, Inc.	13.00%	2/1/2028		23,829,000	12,192,465
Oceaneering International, Inc.	6.00%	2/1/2028		6,440,000	6,497,336
Total					18,689,801

Packaging & Containers 0.15%
Kleopatra Finco SARL	9.00%	9/1/2029	EUR	4,878,270	4,413,723

Real Estate 0.17%
CIFI Holdings Group Co. Ltd. (China)(h)(i)	4.375%	4/12/2027		$2,000,000	187,500
CIFI Holdings Group Co. Ltd. (China)(h)(i)	5.25%	5/13/2026		1,800,000	188,100

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Real Estate (continued)
CIFI Holdings Group Co. Ltd. (China)(h)(i)	6.00%		7/16/2025	$7,000,000	$717,500
Logan Group Co. Ltd. (China)(h)(i)	4.50%		1/13/2028	4,000,000	284,120
Logan Group Co. Ltd. (China)(h)(i)	5.25%		2/23/2023	8,000,000	560,000
Shimao Group Holdings Ltd. (Hong Kong)(h)(i)	3.45%		1/11/2031	7,277,000	394,704
Shimao Group Holdings Ltd. (Hong Kong)(h)(i)	5.20%		1/16/2027	26,223,000	1,410,273
Sunac China Holdings Ltd. (China)†(h)(i)	6.00%		9/30/2026	756,460	93,022
Sunac China Holdings Ltd. (China)†(h)(i)	6.25%		9/30/2027	758,297	94,787
Sunac China Holdings Ltd. (China)†(h)(i)	6.50%		9/30/2027	1,520,277	190,035
Sunac China Holdings Ltd. (China)†(h)(i)	6.75%		9/30/2028	2,285,942	285,743
Sunac China Holdings Ltd. (China)†(h)(i)	7.00%		9/30/2029	2,291,474	286,434
Sunac China Holdings Ltd. (China)†(h)(i)	7.25%		9/30/2030	1,079,008	132,545
Total					4,824,763

Retail 7.02%
Foundation Building Materials, Inc.†	6.00%		3/1/2029	42,998,000	39,475,388
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028	50,275,000	29,395,038
LBM Acquisition LLC†	6.25%		1/15/2029	78,158,000	67,868,890
Park River Holdings, Inc.†	5.625%		2/1/2029	52,312,000	42,647,400
Park River Holdings, Inc.†	6.75%		8/1/2029	27,387,000	22,358,550
Saks Global Enterprises LLC†	11.00%		12/15/2029	7,782,000	4,319,010
Total					206,064,276

Telecommunications 1.53%
Hughes Satellite Systems Corp.	6.625%		8/1/2026	49,172,000	35,056,833
Lumen Technologies, Inc.†	4.50%		1/15/2029	11,055,000	9,960,002
Total					45,016,835
Total Corporate Bonds (cost $1,412,083,324)					1,311,260,719

FLOATING RATE LOANS(k) 8.43%

Aerospace/Defense 1.37%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(i)	0.50%		3/6/2028	26,001,587	40,302,460

Chemicals 0.25%
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(l)	–	(d)	9/28/2029	8,002,695	7,255,763

Computers 1.60%
Twitter, Inc. 2025 Fixed Term Loan	9.50%		10/26/2029	48,310,000	47,041,863

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Cosmetics/Personal Care 0.96%
Conair Holdings LLC Term Loan B	8.191% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028	$37,871,862	$28,025,178

Engineering & Construction 0.70%
Brand Industrial Services, Inc. 2024 Term Loan B	8.776% (3 mo. USD Term SOFR + 4.50%	)	8/1/2030	24,564,848	20,660,634

Entertainment 1.07%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(i)	9.63% (3 mo. USD Term SOFR + 5.25%	)	7/1/2028	32,700,972	31,460,951

Media 0.57%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.741% (1 mo. USD Term SOFR + 3.30%	)	12/31/2029	19,376,438	16,663,736

Retail 0.88%
Foundation Building Materials Holding Co. LLC 2024 Term Loan B2	–	(d)	1/29/2031	15,853,541	15,564,769
Kodiak Building Partners, Inc. 2024 Term Loan B	–	(d)	12/4/2031	10,482,000	10,119,480
Total					25,684,249

Software 1.03%
Central Parent, Inc. 2024 Term Loan B	7.546% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029	29,340,730	24,574,329
Rackspace Finance LLC 2024 First Lien Second Out Term Loan	7.179% (1 mo. USD Term SOFR + 2.75%	)	5/15/2028	12,130,989	5,607,246
Total					30,181,575
Total Floating Rate Loans (cost $249,423,499)					247,276,409

				Shares

INVESTMENTS IN UNDERLYING FUNDS(m)(n)(o) 4.79%
Lord Abbett Private Credit Fund				1,628,231	40,933,730
Lord Abbett Private Credit Fund S				3,990,429	99,720,825
Total Investments in Underlying Funds (cost $140,483,333)					140,654,555

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.00%
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(p)	6/10/2027	$614,619	$5,532
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	225,000	3,118
Total Non-Agency Commercial Mortgage-Backed Securities (cost $766,375)					8,650

	Dividend Rate			Shares

PREFERRED STOCKS 0.03%

Transportation Infrastructure 0.03%
ACBL Holdings Corp. (cost $397,275)	Zero Coupon			15,891	985,242

	Exercise Price		Expiration Date

WARRANTS 0.00%

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.* (cost $34,898)	$3.20		12/31/2099	9,971	10,390
Total Long-Term Investments (cost $2,705,592,909)					2,548,541,207

	Interest Rate		Maturity Date	Principal Amount‡

SHORT-TERM INVESTMENTS 14.40%

COMMERCIAL PAPER 10.12%

Commercial Services 2.78%
Quanta Services, Inc.†	4.767%		7/2/2025	$55,500,000	55,492,754
Quanta Services, Inc.†	4.768%		7/1/2025	6,000,000	6,000,000
Quanta Services, Inc.†	4.768%		7/2/2025	20,000,000	19,997,389
Total					81,490,143

Diversified Financial Services 1.95%
Air Lease Corp.†	4.918%		7/1/2025	17,495,000	17,495,000
Aviation Capital Group LLC†	4.695%		7/1/2025	39,740,000	39,740,000
Total					57,235,000

Electric 0.69%
AES Corp.†	4.817%		7/1/2025	20,250,000	20,250,000

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Food 1.79%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL†	4.999%	7/1/2025	$23,000,000	$23,000,000
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL†	5.089%	7/3/2025	12,000,000	11,996,660
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL†	5.09%	7/2/2025	17,602,000	17,599,550
Total				52,596,210

Health Care-Services 2.32%
HCA, Inc.†	4.955%	7/1/2025	38,500,000	38,500,000
HCA, Inc.†	4.957%	7/2/2025	24,312,000	24,308,704
HCA, Inc.†	4.981%	7/9/2025	5,320,000	5,314,207
Total				68,122,911

Home Furnishings 0.04%
Leggett & Platt, Inc.†	4.847%	7/1/2025	1,250,000	1,250,000

Packaging & Containers 0.55%
Sonoco Products Co.	4.999%	7/1/2025	16,100,000	16,100,000
Total Commercial Paper (cost $297,044,264)				297,044,264

REPURCHASE AGREEMENTS 4.28%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $128,126,200 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $128,136,216; proceeds: $125,637,686 (cost $125,623,728)			125,623,728	125,623,728
Total Short-Term Investments (cost $422,667,992)				422,667,992
Total Investments in Securities 101.23% (cost $3,128,260,901)				2,971,209,199
Less Unfunded Loan Commitments (0.25%) (cost $8,002,695)				(7,255,763)
Net Investments in Securities 100.98% (cost $3,120,258,206)				2,963,953,436
Other Assets and Liabilities – Net(q) (0.98)%				(28,801,041)
Net Assets 100.00%				$2,935,152,395

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $2,220,927,451, which represents 75.67% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2025

*	Non-income producing security.
(a)	Principal amount represents ownership shares of the Trust.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis (See Note 2(j)).
(d)	Interest Rate to be determined.
(e)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(f)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(g)	Investment in non-U.S. dollar denominated securities.
(h)	Defaulted (non-income producing security).
(i)	Foreign security traded in U.S. dollars.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2025.
(l)	Security partially/fully unfunded (See Note 2(d)).
(m)	Affiliated funds (See Note 10).
(n)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At June 30, 2025, the value of restricted securities (excluding 144A issues) amounted to $140,654,555 or 4.79% of net assets.
(o)	Fund is a business development company under the Investment Company Act of 1940, as amended.
(p)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool. (q) Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Buy Protection at June 30, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CCO Holdings LLC/CCO Holdings Capital Corp.(4)	Bank of America	5.00%	6/20/2029	$10,338,000	$(831,751)	$(645,000)	$(1,476,751)
CCO Holdings LLC/CCO Holdings Capital Corp.(4)	Bank of America	5.00%	12/20/2029	4,850,000	(423,430)	(318,393)	(741,823)
CDX.NA.HY.S44(4)	Bank of America	5.00%	6/20/2030	24,307,000	(1,496,388)	(332,025)	(1,828,413)
Federal Republic of Germany(4)	Bank of America	0.25%	12/20/2026	35,000,000	(49,627)	(57,322)	(106,949)
Total					$(2,801,196)	$(1,352,740)	$(4,153,936)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,352,740.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Forward Foreign Currency Exchange Contracts at June 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	State Street Bank and Trust	9/19/2025	10,823,000	$7,993,127	$7,979,273	$13,854

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Bank of America	8/22/2025	2,250,000	$2,552,471	$2,659,338	$(106,867)
Euro	Sell	State Street Bank and Trust	8/22/2025	48,591,000	55,353,410	57,431,062	(2,077,652)
Euro	Sell	State Street Bank and Trust	8/22/2025	757,000	864,558	894,720	(30,162)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,214,681)

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$287,886,868	$2,456,424	$290,343,292
Credit Card	–	–	7,769,573	7,769,573
Other	–	522,717,760	6,219,395	528,937,155
Remaining Industries	–	758,398	–	758,398
Common Stocks	–	342,313	–	342,313
Convertible Bonds	–	20,194,511	–	20,194,511
Corporate Bonds	–	1,311,260,719	–	1,311,260,719
Floating Rate Loans	–	247,276,409	–	247,276,409
Less Unfunded Loan Commitments	–	(7,255,763)	–	(7,255,763)
Investments in Underlying Funds	–	140,654,555	–	140,654,555
Non-Agency Commercial Mortgage-Backed Securities	–	8,650	–	8,650
Preferred Stocks	–	985,242	–	985,242
Warrants	–	10,390	–	10,390
Short-Term Investments
Commercial Paper	–	297,044,264	–	297,044,264
Repurchase Agreements	–	125,623,728	–	125,623,728
Total	$–	$2,947,508,044	$16,445,392	$2,963,953,436
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(4,153,936)	–	(4,153,936)
Forward Foreign Currency Exchange Contracts
Assets	–	13,854	–	13,854
Liabilities	–	(2,214,681)	–	(2,214,681)
Total	$–	$(6,354,763)	$–	$(6,354,763)

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

June 30, 2025

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of January 1, 2025	$47,309,463
Accrued Discounts/(Premiums)	18
Realized Gain/(Loss)	(5,051,235)
Change in Unrealized Appreciation/(Depreciation)	3,403,236
Purchases	11,428,344
Sales	(19,314,933)
Transfers into Level 3(1)	9,760,624
Transfers out of Level 3(1)	(31,090,125)
Balance as of June 30, 2025	$16,445,392
Change in unrealized appreciation/ (depreciation) for the period ended June 30, 2025, related to Level 3 investments held at June 30, 2025	$(2,773,815)

(1)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

16	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2025

ASSETS:
Investments in securities, at cost	$2,979,774,873
Investments in Underlying Funds, at cost	140,483,333
Investments in securities, at fair value	$2,823,298,881
Investments in Underlying Funds, at value	140,654,555
Cash	1,647,928
Deposits with brokers for forwards and swap contracts collateral	3,299,740
Foreign cash, at value (cost $100,420)	101,418
Receivables:
Interest and dividends	49,040,214
Capital shares sold	15,743,161
Investment securities sold	8,622,317
From advisor (See Note 4)	102,643
Securities lending income	1,410
Unrealized appreciation on forward foreign currency exchange contracts	13,854
Prepaid expenses	57,612
Total assets	3,042,583,733
LIABILITIES:
Payables:
Investment securities purchased	80,085,977
Management fee	2,941,073
Distribution and Servicing Plan	811,995
Fund administration	94,114
Variation margin for centrally cleared swap contracts agreements	92,530
Trustees’ fees	66,365
Unrealized depreciation on forward foreign currency exchange contracts	2,214,681
Unrealized depreciation on unfunded loan commitments	746,932
Distributions payable	20,440,863
Accrued expenses and other liabilities	(63,192)
Total liabilities	107,431,338
Commitments and contingent liabilities	–
NET ASSETS	$2,935,152,395
COMPOSITION OF NET ASSETS:
Paid-in capital	$3,159,872,052
Total distributable earnings/(loss)	(224,719,657)
Net Assets	$2,935,152,395
Net assets by class:
Institutional Class Shares	$1,580,367,336
Class A Shares	$1,043,184,598
Class U Shares	$311,600,461
Outstanding shares by class (Unlimited number of authorized shares):
Institutional Class Shares	182,106,757
Class A Shares	120,228,920
Class U Shares	35,905,095
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Institutional Class Shares-Net asset value	$8.68
Class A Shares-Net asset value	$8.68
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$8.90
Class U Shares-Net asset value	$8.68

See Notes to Financial Statements.	17

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2025

Investment income:
Dividends	$19,864
Dividend income from Underlying Funds (See Note10)	5,203,491
Securities lending net income	154,721
Interest and other	121,486,145
Total investment income	126,864,221
Expenses:
Management fee	17,205,314
Distribution and Servicing Plan–Class A	3,603,362
Distribution and Servicing Plan–Class U	1,071,655
Shareholder servicing	700,642
Fund administration	550,570
Trustees’ fees	245,820
Professional	176,448
Reports to shareholders	96,249
Registration	80,405
Custody	32,214
Other	128,752
Gross expenses	23,891,431
Fees waived and expenses reimbursed (See Note 4)	(345,121)
Net expenses	23,546,310
Net investment income	103,317,911
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	9,440,889
Net realized gain/(loss) on forward foreign currency exchange contracts	(3,341,885)
Net realized gain/(loss) on swap contracts	(7,055,651)
Net realized gain/(loss) on foreign currency related transactions	284,339
Net change in unrealized appreciation/(depreciation) in Underlying Funds	(240,460)
Net change in unrealized appreciation/(depreciation) on investments	(53,855,527)
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	(4,204,256)
Net change in unrealized appreciation/(depreciation) on swap contracts	87,879
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	30,161
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	(640,216)
Net realized and unrealized gain/(loss)	(59,494,727)
Net Increase in Net Assets Resulting From Operations	$43,823,184

18	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income	$103,317,911	$191,281,344
Net realized gain/(loss)	(672,308)	380,345
Net change in unrealized appreciation/(depreciation)	(58,822,419)	17,120,440
Net increase in net assets resulting from operations	43,823,184	208,782,129
Distributions to Shareholders
Institutional Class	(71,764,615)	(117,176,233)
Class A	(42,155,312)	(66,526,457)
Class U	(12,582,251)	(17,849,114)
Total distribution to shareholders	(126,502,178)	(201,551,804)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	489,885,712	1,129,254,731
Reinvestment of distributions	40,959,864	67,107,429
Cost of shares reacquired	(178,780,882)	(209,426,510)
Net increase in net assets resulting from capital share transactions	352,064,694	986,935,650
Net increase in net assets	269,385,700	994,165,975
NET ASSETS:
Beginning of period	$2,665,766,695	$1,671,600,720
End of period	$2,935,152,395	$2,665,766,695

See Notes to Financial Statements.	19

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income/ (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment oper- ations	Net invest- ment income	Net realized gain	Total distri- butions
Institutional Class
6/30/2025(d)	$8.93	$0.34	$(0.18)	$0.16	$(0.41)	$–	$(0.41)
12/31/2024	8.88	0.83	0.10	0.93	(0.88)	–	(0.88)
12/31/2023	8.79	0.91	0.03	0.94	(0.85)	–	(0.85)
12/31/2022	10.58	0.75	(1.64)	(0.89)	(0.76)	(0.14)	(0.90)
12/31/2021	10.37	0.79	0.56	1.35	(0.75)	(0.39)	(1.14)
12/31/2020	10.00	0.74	0.34	1.08	(0.71)	–	(0.71)

Class A
6/30/2025(d)	8.93	0.31	(0.18)	0.13	(0.38)	–	(0.38)
12/31/2024	8.88	0.76	0.10	0.86	(0.81)	–	(0.81)
12/31/2023	8.79	0.84	0.03	0.87	(0.78)	–	(0.78)
12/31/2022	10.58	0.68	(1.64)	(0.96)	(0.69)	(0.14)	(0.83)
12/31/2021	10.37	0.71	0.56	1.27	(0.67)	(0.39)	(1.06)
12/31/2020	10.00	0.66	0.48	1.14	(0.77)	–	(0.77)

Class U
6/30/2025(d)	8.93	0.31	(0.18)	0.13	(0.38)	–	(0.38)
12/31/2024	8.88	0.75	0.11	0.86	(0.81)	–	(0.81)
12/31/2023	8.80	0.85	0.01	0.86	(0.78)	–	(0.78)
12/31/2022	10.58	0.68	(1.62)	(0.94)	(0.70)	(0.14)	(0.84)
12/31/2021	10.37	0.70	0.57	1.27	(0.67)	(0.39)	(1.06)
12/31/2020(g)	9.10	0.36	1.27	1.63	(0.36)	–	(0.36)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for Institutional Class and Class U assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on June 18, 2020.

20	See Notes to Financial Statements.

			Ratios to Average Net Assets(a):						Supplemental Data:

Net asset value, end of period	Total return (%)(c)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income/ (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.68	1.78	(e)	1.37	(f)	1.40	(f)	7.85	(f)	$1,580,367	49	(e)
8.93	10.90		1.41		1.41		9.23		1,481,736	122
8.88	11.15		1.40		1.41		10.26		963,355	97
8.79	(8.58)		1.39		1.39		7.94		684,810	52
10.58	13.35		1.39		1.40		7.23		408,536	61
10.37	12.84		1.50		1.62		7.92		177,894	119

8.68	1.40	(e)	2.12	(f)	2.14	(f)	7.07	(f)	1,043,185	49	(e)
8.93	10.08		2.16		2.16		8.48		918,019	122
8.88	10.33		2.15		2.16		9.50		588,734	97
8.79	(9.26)		2.14		2.14		7.16		466,141	52
10.58	12.53		2.13		2.14		6.53		439,318	61
10.37	12.02		2.25		2.30		7.01		184,655	119

8.68	1.40	(e)	2.12	(f)	2.14	(f)	7.07	(f)	311,600	49	(e)
8.93	10.08		2.16		2.16		8.41		266,012	122
8.88	10.33		2.15		2.16		9.62		119,511	97
8.80	(9.24)		2.15		2.15		7.50		25,055	52
10.58	12.54		2.13		2.13		6.46		12	61
10.37	18.33	(e)	2.25	(f)	2.30	(f)	7.01	(f)	11	119	(e)

See Notes to Financial Statements.	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund is diversified for purposes of the 1940 Act. Pursuant to guidance from the Securities and Exchange Commission, the Fund’s classification changed from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

The Fund’s investment objective is total return. The Fund currently offers three classes of Shares: Institutional Class, Class A and Class U. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Institutional Class and Class U shares. Class U shares commenced operations on June 18, 2020.

The Fund will not list its Shares for trading on any securities exchange. There is currently no secondary market for its Shares and the Fund does not expect any secondary market to develop for its Shares. Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to provide liquidity to shareholders, the Fund is structured as an interval fund and conducts quarterly repurchase offers for a portion of its outstanding Shares. The Fund also invests in Lord Abbett Private Credit Fund (“PCF”) and Lord Abbett Private Credit Fund S (“PCF S”), each a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the 1940 Act.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures. Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

Notes to Financial Statements (unaudited)(continued)

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF and PCF S are valued at their NAV each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that

Notes to Financial Statements (unaudited)(continued)

may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Commercial Paper–The Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(c)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A and Class U shares bear their class-specific share of all expenses and fees relating to the Fund’s Distribution and Servicing Plan.

(d)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements

Notes to Financial Statements (unaudited)(continued)

to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate.

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/ depreciation on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2025, the Fund had the following unfunded loan commitments:

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation)
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan	$8,002,695	$7,255,763	$8,002,695	$(746,932)

(e)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Financial Statements (unaudited)(continued)

(f)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Lord Abbett has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2025, no liability for federal income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(g)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

The Fund’s repurchase agreements are not subject to master netting arrangements.

(i)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the

Notes to Financial Statements (unaudited)(continued)

commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Derivatives–Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Notes i. – iii. below describe the various derivatives used by the Fund.

i.	Forward Foreign Currency Exchange Contracts–The Fund is exposed to foreign currency risks associated with some or all of its portfolio investments and, during the period, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. During the period, the Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

Notes to Financial Statements (unaudited)(continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

ii.	Swap Contracts–During the period, the Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. During the period, the Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/(depreciation) on swaps on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s OTC swap contracts are subject to master netting arrangements.

Credit Default Swap Contracts–During the period, the Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

Notes to Financial Statements (unaudited)(continued)

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligation.

iii.	Summary of Derivatives Information–As of June 30, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Statement of Assets and Liabilities Location	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$13,854	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(1)	Payable, variation margin for centrally cleared swap contracts agreements	–	$4,153,936
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$2,214,681	–

(1)	Includes cumulative unrealized appreciation/(depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

The following table presents the effect of derivatives on the Statement of Operations for the six months ended June 30, 2025:

	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statement of Operations
Credit Default Swap Contracts(1)	–	$(7,055,651)
Forward Foreign Currency Exchange Contracts(2)	$(3,341,885)	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statement of Operations
Credit Default Swap Contracts(3)	–	$87,879
Forward Foreign Currency Exchange Contracts(4)	$(4,204,256)	–
Derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts	–	$150,686,429
Forward Foreign Currency Exchange Contracts	$91,637,588	–

(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.

3.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following table illustrates gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$13,854	$–	$13,854
Total	$13,854	$–	$13,854

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
State Street Bank and Trust	$13,854	$(13,854)	$–	$–	$–
Total	$13,854	$(13,854)	$–	$–	$–

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,214,681	$–	$2,214,681
Total	$2,214,681	$–	$2,214,681

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$106,867	$–	$–	$–	$106,867
State Street Bank and Trust	2,107,814	(13,854)	(1,752,000)	–	341,960
Total	$2,214,681	$(13,854)	$(1,752,000)	$–	$448,827

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets/(liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2025.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2025.

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the annual rate of 1.25%.

For the six months ended June 30, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of 1.25% of the Fund’s average daily net assets.

For the Fund’s investment in the PCF and PCF S, Lord Abbett has voluntarily agreed to waive management fees in an amount sufficient to offset the respective management fee that Lord Abbett collects from the PCF and PCF S. Lord Abbett voluntarily waived the following management fees for the six months ended June 30, 2025:

Fund	Management Fee
Credit Opportunities Fund	$299,035

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $32,214 of fund administration fees for the six months ended June 30, 2025.

For the six months ended June 30, 2025 and continuing through April 30, 2026, Lord Abbett has contractually agreed to waive all or portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net operating expenses for each class (excluding certain of the Fund’s expenses, such as acquired fund fees and expenses, if applicable) do not exceed an annual rate of 1.39%. This agreement may be terminated only upon the approval of the Board.

Notes to Financial Statements (unaudited)(continued)

Distribution and Servicing Plan

The Fund has adopted a Distribution and Servicing Plan for Class A and Class U shares of the Fund, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class U
Service	.25%	.25%
Distribution	.50%	.50%

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.

Institutional Class shares do not have a distribution plan.

Distributor

The Distributor is the principal underwriter and distributor of the Fund’s Shares pursuant to a distribution agreement (the “Distribution Agreement”) with the Fund. The Distributor is a wholly-owned subsidiary of Lord Abbett. The Distributor does not participate in the distribution of non-Lord Abbett managed products. The Distributor acts as the distributor of Shares for the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of the Distribution Agreement. The Distributor is not obligated to sell any specific amount of Shares of the Fund. The Fund may impose repurchase fees of up to 2.00% on Shares accepted for repurchase that have been held for less than one year.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended June 30, 2025:

Distributor Commissions	Dealers’ Concessions
$–	$2,269,399

The Distributor received CDSCs of $36,017 for Class A shares for the six months ended June 30, 2025.

One Trustee and certain of the Fund’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Credit Opportunities Fund	$–	$126,502,178	$–	$–	$126,502,178

The tax character of distributions paid during the period ended December 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Credit Opportunities Fund	$–	$201,551,804	$–	$–	$201,551,804

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Credit Opportunities Fund	$–	$(46,527,466)	$(46,527,466)

As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of amortization of premium, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Credit Opportunities Fund	$3,102,131,674	$62,253,509	$(206,786,510)	$(144,533,001)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2025 were as follows:

Purchases	Sales
$1,452,570,452	$1,214,401,069

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2025.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2025, the Fund did not engage in cross-trade purchases or sales.

7.	TRUSTEES’ REMUNERATION

The Fund’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings

Notes to Financial Statements (unaudited)(continued)

accrued thereon are included in Trustees’ fees in the Statement of Operations and in Trustees’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	TRANSACTIONS WITH AFFILIATED FUNDS

The Fund intends to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through its investments in pooled investment vehicles, including those managed by Lord Abbett. Typically, private credit investments are not traded in public markets and are illiquid, such that a pooled investment vehicle may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which such pooled investment vehicles are valuing investments. Such pooled investment vehicles will also be illiquid, and the Fund incurs two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. Such pooled investment vehicles may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of such pooled investment vehicles or a Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage

Notes to Financial Statements (unaudited)(continued)

senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of such pooled investment vehicles’ private credit investments will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Fund’s investment in the PCF and PCF S are subject to restrictions on transfer. The PCF and PCF S expect to repurchase shares pursuant to tender offers each quarter, up to 5% of the PCF and PCF S Common Shares outstanding, using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter. There will be no trading market for the Fund’s investment in the PCF and PCF S. The Schedule of Investments list the PCF and PCF S as an investment as of period end, but do not include the underlying holdings of the PCF or PCF S. The Fund indirectly bears the proportionate share of the expenses of the PCF and PCF S. The Fund had the following transactions with the PCF and PCF S during the six months ended June 30, 2025:

Credit Opportunities Fund(1)

Affiliated Fund	Value at 12/31/2024	Contributions	Withdrawals	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 6/30/2025	Dividend Income
Lord Abbett Private Credit Fund	$41,161,682	$–	$–	$–	$(227,952)	$40,933,730	$2,379,053
Lord Abbett Private Credit Fund S	19,751,111	79,982,222	–	–	(12,508)	99,720,825	2,824,438
Total	$60,912,793	$79,982,222	$–	$–	$(240,460)	$140,654,555	$5,203,491

(1)	The Fund acquired PCF S shares from 1/1/2025 to 6/30/2025 at a cost of $79,982,222.

The Fund had an unfunded commitment to make investments in the PCF and the PCF S at a future date in the amount of $0 and $120,266,667, respectively, at period end. These unfunded commitments are not recognized on the Statement of Assets and Liabilities at period end.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2025, the Fund did not have any securities on loan.

Notes to Financial Statements (unaudited)(continued)

12.	REPURCHASE OFFERS

In order to provide liquidity to shareholders, the Fund has adopted a fundamental investment policy to make quarterly offers to repurchase its outstanding Shares at NAV per share, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted.

For the period ended June 30, 2025, the results of the repurchase offers were as follows:

Repurchase Request Deadline	Repurchase Pricing Date	Amount Repurchased	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Repurchased
January 28, 2025	January 28, 2025	$59,448,015	6,605,335	2.15%
April 22, 2025	April 22, 2025	$118,823,474	14,213,334	4.28%
July 22, 2025	July 22, 2025	$108,411,043	12,466,733	3.64%

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective and will tend to increase the Fund’s expense ratio per common share for remaining shareholders. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline (as defined in the Fund’s prospectus). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Consequently, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase.

Notes to Financial Statements (unaudited)(continued)

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset-backed and mortgage-related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Notes to Financial Statements (unaudited)(continued)

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. The Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. The loans in which the Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Fund may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. Such financings constitute senior liens on an unencumbered security (i.e., security not subject to other creditors’ claims).

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Notes to Financial Statements (unaudited)(concluded)

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	31,669,882	$277,099,078	71,171,241	$637,152,704
Reinvestment of distributions	825,571	7,178,134	1,470,923	13,162,852
Shares reacquired	(16,252,527)	(139,462,797)	(15,248,707)	(136,106,401)
Increase	16,242,926	$144,814,415	57,393,457	$514,209,155
Class A Shares
Shares sold	18,675,316	$163,255,405	39,922,664	$357,558,459
Reinvestment of distributions	2,740,191	23,815,663	4,420,264	39,555,670
Shares reacquired	(3,961,096)	(33,793,763)	(7,870,923)	(70,340,466)
Increase	17,454,411	$153,277,305	36,472,005	$326,773,663
Class U Shares
Shares sold	5,627,947	$49,531,229	15,046,167	$134,543,568
Reinvestment of distributions	1,147,448	9,966,067	1,607,399	14,388,907
Shares reacquired	(645,101)	(5,524,322)	(332,547)	(2,979,643)
Increase	6,130,294	$53,972,974	16,321,019	$145,952,832

15.	SUBSEQUENT EVENTS

With respect to the Fund’s investment in the PCF S, on July 30, 2025, all outstanding capital commitments were extinguished and the PCF S began to take monthly subscriptions in connection with a continuous offering of its common shares. As a result, the Fund no longer has any unfunded capital commitments to the PCF S.

Statement Regarding Basis for Approval of Investment Advisory Contracts

The Board, including all of the Trustees who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and share repurchase information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett-managed funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and an appropriate benchmark as of the period ended September 30, 2024. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, and five-year periods. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed

Statement Regarding Basis for Approval of Investment Advisory Contracts (continued)

funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the effective management fees of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the effective management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Fund. The Board also considered the Fund’s existing management fee schedule and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contracts (concluded)

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives distribution and servicing fees from certain of the Lord Abbett-managed funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of such fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett-managed funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett-managed funds, but that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett-managed funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Credit Opportunities Fund	LA-CROPP-3 (08/25)

Item 1(b): Not applicable.

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
(a) The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Not applicable.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.
Not applicable.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The basis for the approval of the investment advisory contract is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
(a) The information required by this Item 13(a) is only required in an annual report on this Form N-CSR.

(b) There have been no changes, as of the date of this filing, in any of the Portfolio Managers in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a) The information required by this Item 17(a) is only required in an annual report on this Form N-CSR.

(b) The information required by this Item 17(b) is only required in an annual report on this Form N-CSR.

Item 18:	Recovery of Erroneously Awarded Compensation.
(a) Not applicable.

(b) Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT CREDIT OPPORTUNITIES FUND

By:	/s/Steven F. Rocco
Steven F. Rocco
President and Chief Executive Officer
(Principal Executive Officer)

Date: October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Steven F. Rocco
Steven F. Rocco
President and Chief Executive Officer
(Principal Executive Officer)

Date: October 23, 2025

By:	/s/Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: October 23, 2025